Commitments (Details) - Schedule of maturity analysis of lease liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Contractual minimum lease obligations	€ 1,380,000
Effect of discounting	23,317
Lease liabilities	1,356,683
Total	1,391,223	€ 1,496,738
Low value leases	11,223	17,484
Short-term leases
Capitalized leases	1,380,000	1,479,254
Within one year [Member]
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Contractual minimum lease obligations	380,518
Effect of discounting	11,142
Lease liabilities	369,376
After one year but not more than five years [Member]
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Contractual minimum lease obligations	999,482
Effect of discounting	12,175
Lease liabilities	987,307
Total	1,004,444	1,005,938
Low value leases	4,962	11,223
Short-term leases
Capitalized leases	999,482	994,716
More than five years [Member]
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Contractual minimum lease obligations
Effect of discounting
Lease liabilities
Total		101,280
Low value leases
Short-term leases
Capitalized leases		101,280
Within one year one [Member]
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total	386,779
Low value leases	6,261
Short-term leases
Capitalized leases	€ 380,518
Within one year two [Member]
Commitments (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total		389,520
Low value leases		6,261
Short-term leases
Capitalized leases		€ 383,259